Document and Entity Information Document	Aug. 04, 2025
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Aug. 04, 2025
Document Period End Date	Aug. 04, 2025
Amendment Flag	false
Entity Registrant Name	Flora Growth Corp.
Entity Address, Address Line One	3230 W. Commercial Boulevard, Suite 180
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Country	US
Entity Address, Postal Zip Code	33309
Entity Incorporation, State Country Name	A6
City Area Code	954
Local Phone Number	842-4989
Entity File Number	001-40397
Entity Central Index Key	0001790169
Entity Emerging Growth Company	true
Entity Tax Identification Number	00-0000000
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Current Fiscal Year End Date	--06-30
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	FLGC
Security Exchange Name	NASDAQ